Non Mineral Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Non-Mineral Leases
Note 17—Non-Mineral Leases

The company primarily leases office buildings and drilling

equipment, as well as ocean transport vessels,
tugboats, corporate aircraft, and other facilities and equipment.

Certain leases include escalation clauses for
adjusting rental payments to reflect changes in price

indices and other leases include payment provisions

that
vary based on the nature of usage of the leased

asset.

Additionally, the company has executed certain leases
that provide it with the option to extend or renew the

term of the lease, terminate the lease prior to the

end of
the lease term, or purchase the leased asset as

of the end of the lease term.

In other cases, the company has
executed lease agreements that require it to guarantee

the residual value of certain leased office buildings.

For
additional information about guarantees, see Note

12—Guarantees.

There are no significant restrictions
imposed on us by the lease agreements with regard to dividends,

asset dispositions or borrowing ability.

Certain arrangements may contain both lease and

non-lease components and we determine if an arrangement

is
or contains a lease at contract inception.

Only the lease components of these contractual

arrangements are
subject to the provisions of ASC Topic 842, and any non-lease components are subject to other applicable
accounting guidance; however, we have elected

to adopt the optional
practical expedient

not to separate lease
components apart from non-lease components for

accounting purposes. This policy election has

been adopted
for each of the company’s leased asset classes existing as of the effective date and subject to the transition
provisions of ASC Topic 842 and will be applied to all new or modified leases executed on or after January 1,
2019.

For contractual arrangements executed in subsequent

periods involving a new leased asset class, the
company will determine at contract inception whether

it will apply the optional practical expedient to

the new
leased asset class.

Leases are evaluated for classification as operating

or finance leases at the commencement date of

the lease
and right-of-use assets and corresponding liabilities

are recognized on our consolidated balance sheet

based on
the present value of future lease payments relating to

the use of the underlying asset during the lease term.

Future lease payments include variable lease payments

that depend upon an index or rate using the index or
rate at the commencement date and probable amounts

owed under residual value guarantees.

The amount of
future lease payments may be increased to include additional payments related to lease extension, termination,
and/or purchase options when the company has

determined, at or subsequent to lease commencement,
generally due to limited asset availability or operating

commitments, it is reasonably certain of exercising

such
options.

We use our incremental borrowing rate as the discount rate in determining the present value of future
lease payments, unless the interest rate implicit

in the lease arrangement is readily determinable.

Lease
payments that vary subsequent to the commencement

date based on future usage levels, the nature of

leased
asset activities, or certain other contingencies are not

included in the measurement of lease right-of-use assets
and corresponding liabilities.

We

have elected not to record assets and liabilities

on our consolidated balance
sheet for lease arrangements with terms of 12 months

or less.

We

often enter into leasing arrangements

acting in the capacity as operator for and/or on

behalf of certain oil
and gas joint ventures of undivided interests.

If the lease arrangement can be legally enforced only

against us
as operator and there is no separate arrangement to sublease the underlying leased asset to our coventurers, we
recognize at lease commencement a right-of-use

asset and corresponding lease liability on our

consolidated
balance sheet on a gross basis.

While we record lease costs on a gross basis in our

consolidated income
statement and statement of cash flows, such costs are

offset by the reimbursement we receive from our
coventurers for their share of the lease cost as the underlying leased asset is utilized in joint venture activities.

As a result, lease cost is presented in our consolidated income statement and statement of cash flows on

a
proportional basis.

If we are a nonoperating coventurer, we recognize a right-of-use asset and corresponding
lease liability only if we were a specified contractual

party to the lease arrangement and the arrangement

could
be legally enforced against us.

In this circumstance, we would

recognize both the right-of-use asset and
corresponding lease liability on our consolidated

balance sheet on a proportional basis consistent with

our
undivided interest ownership in the related joint venture.

The company has historically recorded certain finance

leases executed by investee companies accounted

for
under the proportionate consolidation method of accounting

on its consolidated balance sheet on a proportional
basis consistent with its ownership interest in the

investee company.

In addition, the company has historically
recorded finance lease assets and liabilities associated

with certain oil and gas joint ventures

on a proportional
basis pursuant to accounting guidance applicable

prior to January 1, 2019.

As of December 31, 2018, $
420
million of finance lease assets (net of accumulated

DD&A) and $
688

million of finance lease liabilities were
recorded on our consolidated balance sheet associated

with these leases.

In accordance with the transition
provisions of ASC Topic 842, and since we have elected to adopt the package of optional transition-related
practical expedients, the historical accounting treatment

for these leases has been carried forward and is

subject
to reconsideration upon the modification or other required

reassessment of the arrangements prior to lease term
expiration.

In connection with our adoption of ASC Topic 842, we have recorded on our consolidated balance sheet $
57
million of operating leases executed by investee

companies accounted for under the proportionate
consolidation method of accounting on a proportional

basis consistent with our ownership interest in the
investee company.
The following tables summarize the finance leases

amounts that were reflected on our consolidated

balance
sheet as of December 31, 2018, the operating leases

impact of adopting ASC Topic 842, and the right-of-use
asset and lease liability balances reflected for both operating and finance leases on our consolidated balance
sheet as of December 31, 2019:
Millions of Dollars
Carrying Amount
Operating
Leases
Finance
Leases
Amounts recognized in line items in our Consolidated
Balance Sheet upon adoption of ASC Topic 842
Right-of-Use Assets
Properties, plants and equipment
Gross $ 1,044
Accumulated depreciation, depletion and amortization (550)
Net properties, plants and equipment as of December

31, 2018
$ 494
Adoption of ASC Topic 842 as of January 1, 2019 $ 998
Lease Liabilities
Short-term debt $ 79
Long-term debt 698
Total finance leases debt as of December 31, 2018 $ 777
Adoption of ASC Topic 842 as of January 1, 2019 $ 998
Amounts recognized in line items in our Consolidated
Balance Sheet at December 31, 2019
Right-of-Use Assets
Properties, plants and equipment
Gross $ 1,039
Accumulated depreciation, depletion and amortization (649)
Net properties, plants and equipment
*
$ 390
Prepaid expenses and other current assets $ 40
Other assets 896
* Includes proportionately

consolidated finance lease assets

(net of accumulated depreciation,

depletion and amortization)

of $
335

million.
Millions of Dollars
Carrying Amount
Operating
Leases
Finance
Leases
Lease Liabilities
Short-term debt
*
$ 87
Other accruals $ 347
Long-term debt
*
633
Other liabilities and deferred credits 585
Total lease liabilities $ 932 $ 720
Short-term debt

and
long-term debt

include proportionately

consolidated finance lease liabilities of $
56

million and $
579

million, respectively.
The following table summarizes our lease costs for 2019:
Millions of Dollars
2019
Lease Cost
*
Operating lease cost $ 341
Finance lease cost
Amortization of right-of-use assets 99
Interest on lease liabilities 37
Short-term lease cost
**
77
Total lease cost
***
$ 554
*The amounts presented

in the table above have not been

adjusted to reflect amounts

recovered

or reimbursed from

oil and gas coventurers.

**Short-term leases

are not recorded

on our consolidated balance sheet.

Our future
short-term lease commitments

amount to $
31

million, of

which $
18

million is related to leases

whose terms have not yet

commenced as of December

31, 2019.
***Variable

lease cost and sublease income are

immaterial for the period presented

and therefore

are not included in the table

above
.
The following table summarizes the lease terms and discount

rates:
December 31, 2019
Lease Term and Discount Rate
Weighted-average term (years)
Operating leases 5.19
Finance leases 8.70
Weighted-average discount rate (percent)
Operating leases 3.10
Finance leases 5.53
The following table summarizes other lease information

for 2019:
Millions of Dollars
2019
Other Information
*
Cash paid for amounts included in the measurement

of lease liabilities
Operating cash flows from operating leases $ 203
Operating cash flows from finance leases 27
Financing cash flows from finance leases 81
Right-of-use assets obtained in exchange for operating

lease liabilities
$ 499
Right-of-use assets obtained in exchange for finance

lease liabilities
26
*The amounts presented

in the table above have not been adjusted

to reflect amounts recovered

or reimbursed from

oil and gas coventurers.

In
addition,

pursuant to other applicable

accounting guidance, lease payments made

in connection with preparing

another asset for its intended use
are reported

in the "Cash Flows From Investing

Activities" section of our consolidated

statement of cash flows.
The following table summarizes future lease payments

for operating and finance leases at December

31, 2019:
Millions of Dollars
Operating
Leases
Finance

Leases
Maturity of Lease Liabilities
2020 $ 348 120
2021 247 104
2022 130 102
2023 82 88
2024 63 84
Remaining years 149 382
Total
*
1,019 880
Less: portion representing imputed interest (87) (160)
Total lease liabilities $ 932 720
*Future lease payments

for operating and finance leases

commencing on or after January

1, 2019, also include payments

related to non

-lease
components in accordance

with our election to adopt the

optional practical expedient not to separate

lease components apart from

non-lease
components for accounting

purposes.

In addition, future

payments related to operating

and finance leases proportionately

consolidated by the
company have been included

in the table on a proportionate

basis consistent with our respective

ownership interest

in the underlying investee
company or oil and gas

venture.
At December 31, 2018, future minimum payments

due under finance (capital) leases pursuant

to
ASC Topic 840 were:
Millions
of Dollars
2019 $ 118
2020 116
2021 100
2022 98
2023 87
Remaining years 453
Total 972
Less: portion representing imputed interest (195)
Capital lease obligations $ 777
At December 31, 2018, future undiscounted minimum

rental payments due under noncancelable operating
leases pursuant to ASC Topic 840 were:
Millions
of Dollars
2019 $ 248
2020 425
2021 136
2022 319
2023 54
Remaining years 212
Total 1,394
Less: income from subleases (7)
Net minimum operating lease payments $ 1,387
For the years ended December 31, operating lease

rental expense pursuant to ASC Topic 840 was:
Millions of Dollars
2018 2017
Total rentals $ 253 264
Less: sublease rentals (16) (20)
$ 237 244